LIABILITY IN RESPECT OF CAPITAL LEASE	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt and Capital Leases Disclosures [Text Block]
Note 13: - Liability in respect of capital lease

The following are details of the Company’s future minimum lease commitments in respect of capital leases as of December 31, 2013:

	Minimum lease payments	Interest	Present value of minimum lease payment

First year	$590	$110	$480
Second year until fifth year	1,547	128	1,419
Total	$2,137	$238	$1,899